Consolidated Balance Sheets (CAD) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Non-current assets:
Real estate properties, net	1,136,158	1,154,780
Deferred rent receivable	11,518	12,704
Future tax assets	3,924	1,292
Note receivable		2,543
Fixed assets, net	1,837	36
Other assets	3,532	3,598
Total non-current assets	1,156,969	1,174,953
Current assets:
Current portion of note receivable	2,612	5,339
Accounts receivable	3,662	6,557
Income taxes receivable	2,622	1,012
Prepaid expenses and other	745	645
Cash and cash equivalents	51,073	56,908
Restricted cash	522
Total assets	1,218,205	1,245,414
Non-current liabilities:
Senior unsecured debentures, net	263,589	263,236
Future tax liabilities	27,626	30,224
Deferred revenue	4,782	3,989
Total non-current liabilities	295,997	297,449
Current liabilities:
Deferred revenue	5,839	3,599
Accounts payable and accrued liabilities	26,464	14,441
Income taxes payable	12,904	20,685
Total liabilities	341,204	336,174
Shareholders' equity:
Common Shares (Shares issued - 46,833; December 31, 2011 - 46,871)	2,117,256	2,119,515
Contributed surplus	63,055	62,215
Deficit	(898,526)	(876,375)
Accumulated other comprehensive loss	(404,784)	(396,115)
Total shareholders' equity	877,001	909,240
Total liabilities and shareholders' equity	1,218,205	1,245,414
Commitments and contingencies